Other (Expense) Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Income Expense [Line Items]
Change in fair value of foreign exchange contracts	$ 17,921	$ (4,410)
Change in fair value of gold contracts	341	16,605
Change in fair value of warrants	(69,922)	85,790
Gain on modification of Credit Facility	4,958	0
Loss on sale of Mercedes	(7,006)	0
Loss on disposals and write-downs of plant and equipment	(13,733)	(12,414)
Gain on bargain purchase of Premier	0	81,432
Gain on reclassification of investment in Solaris	0	186,067
Foreign exchange (loss) gain	(7,809)	152
Other expense	(1,137)	(22,377)
Other (expense) income	(67,880)	426,562
Sandbox
Other Income Expense [Line Items]
Gain on sale of assets	8,507	0
Other (expense) income	(788)
Pilar Gold Inc. and Solaris Resources Inc.
Other Income Expense [Line Items]
Gain on sale of assets	$ 0	$ 95,717